Employee Benefits and Private Pension Plan - Post-employment Benefits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Summary of employee benefits [line items]
Total	R$ 249,815	R$ 237,523		R$ 144,751
Current	45,655	30,059	R$ 24,940
Non-current	204,160	207,464	R$ 119,811
Health and dental care plan [member]
Summary of employee benefits [line items]
Total	112,628	99,767
Indemnification of FGTS [member]
Summary of employee benefits [line items]
Total	83,781	81,831
Seniority bonus [member]
Summary of employee benefits [line items]
Total	37,397	40,254
Life insurance [member]
Summary of employee benefits [line items]
Total	R$ 16,009	R$ 15,671